DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	Asia Entertainment & Resources Ltd.
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	aerl
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 41,292,569	$ 16,718,565
Accounts Receivable	1,513,947	1,240,142
Markers Receivable	225,122,473	240,131,089
Prepaid Expenses and Other Assets	127,747	292,559
Total Current Assets	268,056,736	258,382,355
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	52,617,269	54,983,937
Goodwill	15,038,782	14,992,009
Property and Equipment (net of accumulated depreciation of $7,730 and $1,101 at June 30, 2012 and December 31, 2011, respectively)	20,313	26,855
Other Assets	21,575	22,158
TOTAL ASSETS	335,754,675	328,407,314
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	40,355,721	46,270,563
Accrued Expenses	11,719,132	16,157,439
Payable - King's Gaming Acquisition, current portion	11,116,885	12,057,600
Loan Payable, Shareholders, current	4,561,746	2,641,619
Total Current Liabilities	67,753,484	77,127,221
Loan Payable, Shareholders	60,000,000	60,000,000
Long-term Payable-King's Gaming Acquisition, net of current portion	15,589,311	32,492,985
Total Liabilities	143,342,795	169,620,206
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued and outstanding 42,451,164 at June 30, 2012 and 38,804,064 at December 31, 2011	4,246	3,881
Additional Paid-in Capital	73,837,277	52,581,098
Retained Earnings	118,168,630	106,308,297
Accumulated Comprehensive Income (Loss)	401,727	(106,168)
Total Shareholders' Equity	192,411,880	158,787,108
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 335,754,675	$ 328,407,314

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011
Accumulated amortization	$ 8,459,042	$ 5,902,419
Accumulated depreciation	$ 7,730	$ 1,101
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	42,451,164	38,804,064
Common Stock, Shares, Outstanding	42,451,164	38,804,064

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue from VIP Gaming Operations	$ 58,531,067	$ 55,202,878	$ 125,849,178	$ 106,456,097
Expenses
- Commission to Agents	38,095,211	33,252,021	81,623,353	64,282,976
- Selling, General and Administrative Expenses	4,367,472	4,247,329	9,211,287	7,539,614
- Special Rolling Tax	468,249	433,003	1,006,662	840,543
- Amortization of Intangible Assets	1,268,319	1,265,657	2,536,835	2,529,726
Total Expenses	44,199,251	39,198,010	94,378,137	75,192,859
Operating income before change in fair value of contingent consideration	14,331,816	16,004,868	31,471,041	31,263,238
Change in Fair Value of Contingent Consideration for the Acquisition of King's Gaming	7,705,352	5,142,653	5,894,431	2,770,683
Net income	22,037,168	21,147,521	37,365,472	34,033,921
Comprehensive Income
Foreign Currency - Translation Adjustment	183,054	(7,611)	507,895	(102,760)
Total Comprehensive Income	$ 22,220,222	$ 21,139,910	$ 37,873,367	$ 33,931,161
Net Income Per Share
Basic (in dollars per share)	$ 0.52	$ 0.54	$ 0.88	$ 0.93
Diluted (in dollars per share)	$ 0.52	$ 0.54	$ 0.88	$ 0.91
Weighted Average Shares Outstanding
Basic (in shares)	42,466,627	38,824,025	42,472,046	36,730,655
Diluted (in shares)	42,467,083	39,153,220	42,580,233	37,250,775

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2011	$ 3,881	$ 52,581,098	$ 106,308,297	$ (106,168)	$ 158,787,108
Balances (in shares) at Dec. 31, 2011	38,804,064
Dividend paid	0	0	(7,527,988)	0	(7,527,988)
Ordinary shares repurchased and retired	(2)	(124,205)	0	0	(124,207)
Ordinary shares repurchased and retired (in shares)	(26,300)
Incentive shares issued for AGRL's 2011 net income target	310	17,976,841	(17,977,151)	0	0
Incentive shares issued for AGRL's 2011 net income target (in shares)	3,103,000
Incentive shares issued for King's Gaming 2011 net income target	52	3,057,548	0	0	3,057,600
Incentive shares issued for King's Gaming 2011 net income target (in shares)	520,000
Director shares issued for compensation	5	345,995	0	0	346,000
Director shares issued for compensation (in shares)	50,400
Net income	0	0	37,365,472	0	37,365,472
Foreign currency translation adjustment	0	0	0	507,895	507,895
Balances at Jun. 30, 2012	$ 4,246	$ 73,837,277	$ 118,168,630	$ 401,727	$ 192,411,880
Balances (in shares) at Jun. 30, 2012	42,451,164

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows provided by (used in) operating activities
Net income	$ 37,365,472	$ 34,033,921
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization of intangible assets	2,536,835	2,529,726
Change in fair value of contingent consideration for the acquisition of King's Gaming	(5,894,431)	(2,770,683)
Depreciation	6,622	0
Director shares issued for compensation	346,000	0
Accounts Receivable	(273,657)	7,308,959
Markers Receivable	15,000,494	(74,789,780)
Prepaid Expenses and Other Assets	165,305	83,424
Lines of Credit Payable	(5,911,641)	21,830,295
Accrued Expenses	(4,435,905)	2,267,592
Net cash provided by (used in) operating activities	38,905,094	(9,506,546)
Cash flows (used in) provided by financing activities
Cash paid for King's Gaming acquisition	(9,000,000)	0
Cash paid for shares repurchased	(124,207)	0
Dividend paid	(7,527,988)	0
Proceeds from shareholder loans	1,919,088	3,222,754
Net cash (used in) provided by financing activities	(14,733,107)	3,222,754
Net increase (decrease) in cash and cash equivalents	24,171,987	(6,283,792)
Effect of foreign currency translation on cash	402,017	(72,760)
Cash and cash equivalents at beginning of period	16,718,565	13,843,622
Cash and cash equivalents at end of period	41,292,569	7,487,070
Non-cash Financing Activities
Incentive shares issued for 2010 net income target	0	1,205
Incentive shares issued for filing 2010 Form 20-F	0	421
Incentive shares issued for 2011 net income target	17,977,151	0
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	3,057,600	0
Director shares issued for compensation	346,000	0
Notes issued for shareholder loans	$ 0	$ 60,000,000

Organization and Business of Companies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

Note 1 – Organization and Business of Companies

 Asia Entertainment & Resources Ltd. (formerly CS China Acquisition Corp.) ("AERL" or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”).

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries, (collectively “AGRL”) and Spring Fortune Investments Ltd. (“Spring Fortune”) that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of AERL, as discussed in Note 8.  The operations of AGRL's Promoter Companies are based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP rooms located in hotels and casinos in Macau.

The acquisition was accounted for as a “reverse merger” and recapitalization since the shareholder of AGRL (i) owns a majority of the outstanding ordinary shares of AERL, par value $0.0001 (the “Ordinary Shares”) immediately following the completion of the transaction, and (ii) has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and AGRL’s senior management dominates the management of the combined entity immediately following the completion of the transaction. The assets and liabilities and the historical operations that are reflected in the financial statements are those of AGRL and its VIP gaming promoters (sometimes referred to as the“Promoter Companies”) and are recorded at the historical cost basis of AGRL and the VIP gaming promoters. AERL’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of AGRL, its subsidiaries and the Promoter Companies subsequent to the acquisition.

AERL, its subsidiaries (including AGRL) and the Promoter Companies are collectively referred to as the "Group".

Upon the closing of the acquisition of AGRL by AERL, the Promoter Companies became variable interest entities (‘‘VIEs’’) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promoter Companies through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

On November 10, 2010, the Company entered into an agreement to acquire the right to 100% of the profits derived by King's Gaming Promotion Limited (“King's Gaming”) from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau as discussed in Note 9.

On May 15, 2011 the Company opened a new VIP gaming room at Galaxy Resort Macau located in Cotai, Macau.

On June 16, 2011, the Company closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau.

Currently, Macau laws do not allow corporate entities, such as AERL, to directly operate a gaming promotion business in Macau.   Consequently, AERL’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies and for AGRL to exercise effective control over the Promoter Companies.

Management’s determination of the appropriate accounting method with respect to the AGRL variable interest entities is based on Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 810 “Consolidation of Variable Interest Entities". AGRL consolidates the VIEs because the equity investors in the Promoter Companies do not have the characteristics of a controlling financial interest and AERL through AGRL is the primary beneficiary and will disclose significant variable interests in VIEs of which it is not the primary beneficiary, if any.

In accordance with FASB ASC Topic 810 "Consolidations", the operations of the Promoter Companies are consolidated with those of AERL for all periods subsequent to the closing of the acquisition of AGRL by AERL. Prior to the closing of the acquisitions, all revenue and expenses of the Promoter Companies has been attributed to the former beneficiaries of the VIEs and has been disclosed as the prior owners' interest in pre-acquisition profit and has reduced income available to the ordinary shareholders.

VIP Gaming Promoter Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of Iao Kun VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement must be, and has been, renewed annually.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in  July 2008 between Venetian Macau S.A. and King's Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King's Gaming should be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement automatically renews annually.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on July 1, 2011. The agreement must be, and has been, renewed annually.

Iao Pou’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 22, 2009 entered into between MGM Grand Hotel and Casino in Macau and Iao Pou allows for the sharing of profits as a Gaming Promoter of Iao Kun VIP Room in the MGM Grand Hotel and Casino in Macau for the period from June 22, 2009 to March 31, 2010. A new agreement was entered into on November 9, 2009 and was automatically renewed on January 1 for a one year period.  The Group closed the Iao Kun VIP Room on June 16, 2011 to focus its resources at its three other VIP gaming rooms and the Agreement was terminated.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements as of June 30, 2012 and for the three and six month periods ended June 30, 2012 and 2011 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position of the Company as of June 30, 2012 and the results of its operations and cash flows for the three and six month periods ended June 30, 2012 and 2011. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These financial statements and related footnotes should be read in conjunction with the financial statements and footnotes thereto included in the Company’s Form 20-F filed on March 16, 2012 with the Securities and Exchange Commission for the year ended December 31, 2011.

Principles of Consolidation

The operations of the Promoter Companies are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of June 30, 2012 and December 31, 2011 and for the three and six month periods ended June 30, 2012 and 2011. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Year End

The fiscal year end of the Company is December 31.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming acquisition in these unaudited consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition

Revenue from VIP gaming room operations is recorded monthly based upon the Promoter Companies’ share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies are calculated and reported by the Casino Operators on a monthly basis, usually within two days of the month end.

In accordance with long standing industry practice in Macau, the Promoter Companies’ operations in Grand Waldo Hotel and Casino, Star World Hotel and Casino and MGM Grand Hotel and Casino had similar win and loss sharing arrangements. Under these arrangements, Sang Heng, Spring and Iao Pou shared in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Promoter Companies. Typically, wins or losses are allocated as 40.25% to 45% of net gaming wins on a pre-gaming tax basis. The Promoter Companies may or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, the Promoter Companies earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming room patrons without charge and is included in gross revenues and then deducted as promotional allowances are incurred.  These revenues are included in revenue from VIP Gaming Operations in the accompanying unaudited consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of rolling chip volumes regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires.  The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of rolling chip turnover.  Management had requested that the MGM Grand Hotel and Casino revise the Iao Pou Agreement to remove the win/loss sharing component and replace it with a commission payable to Iao Pou at a rate of 1.25% of rolling chip turnover.  MGM Grand Hotel and Casino declined the request to allow for fixed commissions.  The Company closed its VIP Room in the MGM Hotel and Casino on June 16, 2011.  The Sang Lung and King’s Gaming arrangements are also based on 1.25% of the rolling chip turnover.  Management believes that this change in the revenue structure will reduce the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses.  The fixed commission revenues will be based only on the amount of rolling chip turnover, rather than the win/loss of the gaming operations.  Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $4,682,430,000 and $4,331,000,000 during the three months ended June 30, 2012 and 2011, respectively; and $10,066,704,000 and $ 8,406,000,000 during the six months ended June 30, 2012 and 2011, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of Rolling Chip Turnover to a revenue sharing model.

VIP Gaming Room Cage and Marker Accounting

As of December 31, 2009 and through the period prior to the reverse merger on February 2, 2010, the Promoter Companies did not extend credit to junket agents.  Previously, the operations of the cage, which is where cash, non-negotiable and cash chips transactions and extension of credit occur, were owned by the individual owners of the Promoter Companies.  Subsequent to the acquisition of AGRL by AERL (see Note 8), the operations and extension of credit by the cage became controlled by the Group through the Promoter Companies and Messrs. Lam and Vong assigned the assets of the cage to AERL and its subsidiaries as a loan (see Note 7).

In the VIP gaming rooms, junket agents primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

The law in Macau permits VIP gaming promoters to extend credit to junket agents, who act as patron representatives.

With the completion of the acquisition of AGRL by AERL, the Group, through the Promoter Companies, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of marker receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of June 30, 2012 and December 31, 2011, markers receivable amounted to $225,122,473 and $240,131,089, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group regularly evaluates the reserve for bad debts based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition, Messrs. Lam and Vong guaranteed all markers receivable. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. In addition, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming existing VIP gaming room and the Company’s existing and future VIP gaming rooms. Therefore, as of June 30, 2012 and December 31, 2011, management believes that a reserve for bad debts is not deemed necessary.

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 —	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.
Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, line of credit  payable, accrued expenses, payable-King’s Gaming acquisition, and loan payable to shareholders. The carrying values of these financial instruments, other than long-term loan payable to shareholders and payable-King’s Gaming acquisition, approximate their fair value due to their short maturities.  The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable.  The payable-King’s Gaming acquisition was initially recognized for the fair value of the acquisition contingent consideration and is adjusted to the fair value at each subsequent reporting date (see Note 9).

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Such investments are carried at cost, which approximates their fair value. Cash equivalents are placed with high credit quality financial institutions.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share

The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2012 and 2011:

	Three Months	Three Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2012	30, 2011	30, 2012	30, 2011
Numerator:
Net income for basic and diluted earnings per share	$22,037,168	$21,147,521	$37,365,472	$34,033,921
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	42,466,627	38,824,025	42,472,046	36,730,655
Effect of dilutive securities:
- Weighted average Unit Purchase Option	456	329,195	108,187	520,120
Denominator for diluted earnings per share	42,467,083	39,153,220	42,580,233	37,250,775

Basic earnings per share	$0.52	$0.54	$0.88	$0.93
Diluted earnings per share	$0.52	$0.54	$0.88	$0.91

The Company agreed that a portion of the Directors fees be paid in Ordinary Shares which had not been issued pending shareholder approval of its Incentive Plan. The shares are to be issued in January of each year.  A total of 50,400 shares were issued on April 24, 2012 to satisfy this liability and have been included in the basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2012 and 2011. A liability of approximately $100,000 and $346,000 is included in accrued expenses at June 30, 2012 and December 31, 2011, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires in 2013.

 Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective intangible assets:

Bad Debt Guarantee	5.5 years	Based upon six months after the expiration of the employment agreement

Non-Compete agreement	12.2 years	Based upon the termination date of the casino's license

Profit interest agreement	12.2 years	Based upon the termination date of the casino's license

Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is estimated based on the revenues and earnings multiples of a group of comparable public companies and from recent transactions involving comparable companies. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the three months ended June 30, 2012 and 2011, the Group incurred advertising costs of $34,524 and $25,698; and $88,139 and $44,971 for the six months ended June 30, 2012 and 2011, respectively.

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employee, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.  As of June 30, 2012 and December 31, 2011, the Company has reserved a total of 0 and 50,400 Ordinary Shares for issuance to the Company's directors and key management employees.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 ordinary shares were issued.

Foreign Currency

The functional and reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”).  AGRL’s and the Promoter Companies' functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2012	June 30, 2011	December 31, 2011
Period end HK$:US$ exchange rate	$7.76	$7.78	$7.78
Average three-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.78

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, was cumulative foreign currency translation adjustment.

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Accounts Receivable	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable Net [Text Block]

Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Gaming revenues receivable	$1,513,947	$1,240,142

As of June 30, 2012 and December 31, 2011, accounts receivable were due from three Casino Operators.  The accounts receivable from the three casinos at June 30, 2012 were 57%, 24% and 19% of total receivables.  The accounts receivable from the three casinos at December 31, 2011 were 76%, 20% and 3% of total receivables.

Intangible Assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 — Intangible Assets

Intangible assets as of June 30, 2012 and December 31, 2011 consist of the following:

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	June 30,
	2012	Additions	Expense	Charge	Translation	2012
Amortized intangible assets:						(unaudited)

Bad Debt Guarantee	$366,689	$-	$(42,520)	$-	$1,301	$325,470
Non-Compete Agreement	715,419	-	(32,672)	-	2,212	684,958
Profit Interest Agreement	53,901,829	-	(2,461,643)	-	166,654	51,606,840

Total amortized intangible assets	$54,983,937	$-	$(2,536,835)	$-	$170,167	$52,617,269

Unamortized intangible assets:

Goodwill	$14,992,009	$-	$-	$-	$46,773	$15,038,782

Amortization expense for the three and six month periods ended June 30, 2012 and 2011 were $1,268,319 and $1,265,657 and $2,536,835 and $2,529,726, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2012 (6 months)	$2,689,607
2013	5,056,275
2014	5,056,275
2015	5,056,275
2016	4,999,776
Thereafter	29,759,061
$52,617,269

Lines of Credit Payable	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Line Of Credit Payable [Text Block]

Note 5 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Due to Casino Operators (A)	$40,355,721	$35,989,109
Due to Others (B)	-	10,281,454
	$40,355,721	$46,270,563

A-Due to Casino Operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung and King's Gaming and are interest free and renewable monthly, secured by personal guarantees of Messrs. Lam and Vong.

The Casino Operators have extended lines of credit totaling approximately $55,400,000 and $55,263,000 as of June 30, 2012 and December 31, 2011, respectively.  The lines of credit may be exceeded from time to time at the discretion of the Casino Operators.  The lines of credit are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  Prior to the acquisition of AGRL by AERL, it was the Promoter Companies’ policy not to extend credit to gaming patrons or junket agents, and as a result, this line of credit was extended to Messrs. Lam and Vong by Sang Heng as an advance and was used by Messrs. Lam and Vong as additional chips to the VIP gaming room cage.  During the period subsequent to the acquisition of AGRL by AERL, all prior advances to Messrs. Lam and Vong were repaid to the Promoter Companies.

B- Due to Others is a temporary advance from a third party. The amount is unsecured and interest free and was repaid on January 1, 2012.

Accrued Expenses	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 — Accrued Expenses

Accrued Expenses consist of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Commission payable-Junket Agents	$10,621,081	$14,545,733
Management fee payable-related party (Note 11)	464,109	462,665
Management and Directors' compensation	258,637	720,131
Others	375,305	428,910

	$11,719,132	$16,157,439

Loans Payable, Shareholders	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 7 — Loans Payable, Shareholders

On February 2, 2010, AGRL entered in to an agreement with Messrs. Lam and Vong to provide funding for working capital and to advance funds to the Promoter Companies.  Pursuant to the agreement, the loans will be in an amount not less than $19,300,000 on and after February 2, 2010 (the date of the acquisition of AGRL by AERL), not less than $45,000,000 on and after March 31, 2010 and until the agreement is terminated. This funding commitment terminates at the end of the fiscal quarter that AGRL’s working capital is not less than $100,000,000, exclusive of any working capital provided by Messrs. Lam and Vong.  If at any time the balance exceeds the minimum requirement, Messrs. Lam and Vong may request repayment for the excess amount. As of June 30, 2012 and December 31, 2011, the amount of the funding advanced to AGRL by Messrs. Lam and Vong was approximately $64,561,746 and $62,641,619, respectively.  Messrs. Lam and Vong also guarantee to AGRL the repayment of the loans made by AGRL to the Promoter Companies.  Any amounts due to AGRL pursuant to the guaranty provided by Messrs. Lam and Vong may, at AGRL's election, be offset against amounts owing Messrs. Lam and Vong by AGRL pursuant to the agreement.

On April 18, 2011, the terms of the loan agreement were amended and the loan amount totaling $60,000,000 ($30,000,000 each to Messrs. Lam and Vong) was fixed, non-interest bearing and due on April 18, 2014.  Therefore, this portion of the loan amount as of June 30, 2012 and December 31, 2011 has been classified as a long term liability.  In conjunction with the loan amendment, the loans are convertible at the option of the lenders at a rate of $20 per Ordinary Share or an aggregate of 3,000,000 Ordinary Shares.  Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.

Acquisition of AGRL	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 8 — Acquisition of AGRL

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with AGRL and Spring Fortune that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement and AGRL became a wholly owned subsidiary of AERL.

The amendment dated April 18, 2011 increased the amount of the incentive targets from $49,500,000 to $65,000,000 for the year ended December 31, 2011 and from $58,000,000 to $78,000,000 for the year ended December 31, 2012 to receive 2,573,000 incentive shares for each year.  Additionally, the additional incentive target to earn 530,000 Ordinary Shares in 2011 and 2012 was increased from $75,000,000 to $78,000,000 and from $82,500,000 to $94,000,000, respectively.

AGRL achieved the performance target for the year ended December 31, 2011 of $65,000,000 to earn 2,573,000 Ordinary Shares and the additional incentive target of $78,000,000 to earn 530,000 Ordinary Shares in 2011 pursuant to the Agreement. The shares were issued subsequent to the filing of the 2011 annual report on Form 20-F. The issuance is treated similar to a stock dividend and resulted in an increase to Ordinary Shares and Additional Paid in Capital totaling $17,977,151 and a decrease to Retained Earnings of $17,977,151.

Additionally, the Company issued 4,210,000 shares as a result of the filing of Form 20-F for the fiscal year ended December 31, 2010 in May of 2011.  The shares are considered to be issued as part of the merger and therefore have been treated as issued for no additional cost or compensation.  The issuance is treated as an increase to Ordinary Shares and a decrease to Retained Earnings of $1,626 to reflect the par value of the Ordinary Shares.  The Company considered indicators to determine if the contingent payments as a result of the reverse merger between AGRL and AERL constituted a form of additional compensation to/or profit sharing with the sellers and concluded they are not to be treated as additional compensation or profit sharing.

Acquisition of King's Gaming Promotion Limited	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]

Note 9—Acquisition of King’s Gaming Promotion Limited

On November 10, 2010, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“Purchase Agreement”) with Mr. Mok  and Mr. Wong (together, the “Seller”), to acquire the right to 100% of the profit interest derived by King’s Gaming, effective November 1, 2010, from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau for an aggregate amount of (i) up to US$36,000,000, of which US$9,000,000 was paid at the closing, and (ii) 1,500,000 Ordinary Shares of the Company (the “Purchase Price”) issued at the closing. The balance of US$27,000,000 of the Purchase Price will be maintained as working capital at the cage of King’s Gaming   (and shall be the sole property of the Company until paid to the Seller in accordance with the terms of the Purchase Agreement) and shall be paid to the Seller in installments of US$9,000,000 (each, an “Installment Payment”), subject to meeting a minimum Gross Profit (as defined below) requirement equal to US$6,150,000 (the “Minimum Gross Profit Requirement”) for each of the three fiscal years following the closing date commencing with fiscal year 2011, which shall be evidenced by the management prepared financial statements of King’s Gaming approved by the Audit Committee of the Company.  In the event King’s Gaming fails to achieve the Minimum Gross Profit Requirement in any of the three fiscal years following the closing date, the Installment Payment shall be reduced by an amount equal to the product of (x) US$9,000,000 and (y) the quotient obtained by dividing (A) the actual Gross Profit for such year, by (B) the Minimum Gross Profit Requirement.

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
Year	For Earnout/Incentive Shares	Earnout/Incentive Shares	Additional Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

*- For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

For the year ended December 31, 2011, Incentive Shares of 500,000 were earned since King’s Gaming met it’s 2011 Gross Profit Target exceeding $6,150,000 and earned additional incentive shares of 20,000 by exceeding it’s Gross Profit Target by over $2,000,000.

Additionally, Mr. Mok has agreed to provide a personal guaranty, for so long as he is employed by the Company or King’s Gaming providing for the guaranty of all obligations of King’s Gaming and the Seller pursuant to the Purchase Agreement, including, but not limited to any bad debts the Seller network of junket agents may have incurred or may incur in the future.

As of December 31, 2010, the total estimated purchase price of $75,973,890 consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $50,857,564 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the Gross Profit targets at December 31, 2010. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted gross profits are achieved over the earn-out period. Actual achievement of gross profit range for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate.  During the three and six month periods ended June 30, 2012, the Company recognized gains of $7,705,352 and $5,894,431, respectively due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.  During the three and six months ended June 30, 2011, the Company recognized gains of $5,142,653 and $2,770,683, respectively, due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.  Fluctuations in the market value of the Company's ordinary shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2011	$44,550,585

Cash Consideration Paid	(9,000,000)

Ordinary Shares Issued	(3,057,600)

Change in Fair Value of Contingent Consideration	(5,894,431)

Foreign Currency Translation Adjustment	107,642

Contingent Consideration Payable as of June 30, 2012	$26,706,196

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP room and its location at the Venetian Hotel and Casino on the Cotai strip in Macau. Additional factors include the synergies between the operations of King's Gaming and the operations of Sang Heng and Sang Lung, including the expanded network of junket agents and the ability to offer higher tier gaming patrons the opportunity to play at either a high end luxury Cotai strip location or a high end luxury downtown Macau location. These factors do not qualify for separate recognition in the overall purchase price allocation.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2012*	$11,116,885
2013	11,201,961
2014	583,872
2015	630,511
2016	625,023
Thereafter	2,547,944
$26,706,196

*-Includes $9,000,000 cash consideration to be paid subsequent to the completion of the December 31, 2012 audit, in 2013 and considered current as of June 30, 2012.

Shareholders' Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 10 — Shareholders’ Equity

Ordinary Shares

AERL is authorized to issue 200,000,000 Ordinary Shares, par value $.0001.  As of June 30, 2012 and December 31, 2011, 42,451,164 and 38,804,064 Ordinary Shares are outstanding, respectively.  The Company issued 12,050,000 and 4,210,000 ordinary shares related to achieving earnings targets in 2010 following the filing of Form 20-F during the second quarter of 2011.  Ordinary shares totaling 31,604 and 18,796 issuable for 2011 and 2010 director and key management compensation were issued on April 24, 2012.  The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Directors Compensation

All of the Company’s directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the six months ended June 30, 2012 and 2011 were $248,497 and $254,000, respectively, and during the three month periods ended June 30, 2012 and 2011 were $124,251 and $127,000, respectively.

Warrants

As of June 30, 2012 and December 31, 2011, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option described below.

In connection with its IPO, AERL also issued a Unit Purchase Option, for $100, to EarlyBird Capital (the underwriter) (and its designees) to purchase 480,000 units at an exercise price of $6.60 per unit. The units issuable upon exercise of this option are identical to the units sold in AERL's IPO. The Unit Purchase Option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the Unit Purchase Option (the difference between the exercise prices of the Unit Purchase Option and the underlying Warrants and the market price of the Units and underlying Ordinary Shares) to exercise the Unit Purchase Option without the payment of any cash. The Company has no obligation to net cash settle the exercise of the Unit Purchase Option or the Warrants underlying the Unit Purchase Option. The holder of the Unit Purchase Option will not be entitled to exercise the Unit Purchase Option or the Warrants underlying the Unit Purchase Option unless a registration statement covering the securities underlying the Unit Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Unit Purchase Option or underlying Warrants, the Unit Purchase Option or Warrants, as applicable, will expire worthless.  The Unit Purchase Option expires on August 10, 2013.

On June 28, 2010, AERL sent a notice (the “Notice”) to all record holders of the ordinary share purchase warrants of the Company that, pursuant to the Warrant Agreement between the Company and Continental Stock Transfer and Trust Company, the warrants would be redeemed for cash at the redemption price of $0.01 per warrant (the “Redemption Price”) on October 28, 2010 (the “Redemption Date”) if not exercised by that date.  Management did not exercise its option to require the holders of the warrants to exercise warrants on a “cashless basis.” Accordingly, after 5:00 p.m. New York time on the Redemption Date, the warrants not exercised are no longer exercisable for Ordinary Shares of the Company and the holders of 4,046,439 warrants received the Redemption Price totaling $40,464.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1.5 years
Granted	-
Redeemed	-
Exercised	-
Outstanding June 30, 2012 (unaudited)	1,440,000	1,440,000	$5.64	1.0 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.

Share Repurchase Program

During June 2011, the Board of Directors authorized the establishment of a share repurchase program for the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. The program expired on June 30, 2012. An aggregate of 26,300 ordinary shares have been repurchased for an aggregate purchase price of $124,207. The Ordinary Shares will be retired and the purchase price was allocated to par value and additional paid in capital.

The Board of Directors has established a new share repurchase program, which will expire on June 30, 2013. The share repurchase program authorizes the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management.

Dividend

During June 2011,  the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012,  the Board of Directors authorized an increase in our dividend taking place after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. The first dividend was paid on September 2, 2011, totaling $3,880,406. An additional dividend amounting to $7,529,000 was paid on April 18, 2012.

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at June 30, 2012 and December 31, 2011.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 11 — Commitments and Contingencies

Management Agreements

Day-to-day management and operation of the VIP gaming rooms is contracted by the Promoter Companies to Pak Si Management and Consultancy Limited of Macau (“Pak Si”) a related party management company that is responsible for hiring and managing all staff needed for operations.  This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.).  The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its chief operating officer.

Sang Heng and Iao Pou, have initially entered into one year agreements to provide such services with Pak Si, pursuant to which each of them paid Pak Si $155,000 per month, and King's Gaming paid approximately $77,500 per month for the VIP room at the Venetian Hotel and Casino, from which Pak Si is responsible to pay all salaries, benefits and other expenses of operation.

Beginning in March 2011, the monthly payments were revised for Sang Heng, Iao Pou and King's Gaming, to $180,000, $103,000 and $103,000, respectively.  Beginning on May 15, 2011, Sang Heng entered into an additional management agreement with Pak Si for the management of the Iao Kun VIP Room located in the Galaxy Resort Macau for $180,000 per month, which was then transferred to Sang Lung.

Total expenses for Pak Si's services were $2,783,147 and $2,531,220 during six month periods ended June 30, 2012 and 2011, respectively; and $1,391,466 and $1,375,547 during the three month ended June 30, 2012 and 2011, respectively.  Amounts due to Pak Si as of June 30, 2012 and December 31, 2011 were $464,109 and $462,665, respectively and have been recorded in accrued expenses.

Employment Agreements

AGRL has entered into employment agreements with five executive officers: Mr. Lam (Chairman of the Board), Leong Siak Hung (Chief Executive Officer), Li Chun Ming (Chief Financial Officer), Mr. Vong (Director), and Lam Chou In (Operating Officer) that became effective upon the closing of the acquisition of AGRL.  In addition, upon the closing of the acquisition of King’s Gaming, AERL has entered into two additional employments contracts with Mr. Mok and Mr. Wong. In February 2012 the Board amended the employment contracts effective January 1, 2012 for certain officers of the Company to increase the annual salary.

Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:

2012	$951,548
2013	534,207
2014	496,594
2015	164,762
Total	$2,147,411

Each executive is entitled to paid vacation in accordance with AGRL’s policies and other customary benefits. The employment agreements provide that the executive, during the period of five years following the termination of his employment (three years in the case of Messrs. Leong and Li), shall not compete with AGRL or solicit any of its employees. The agreements contain provisions prohibiting the executives, during their respective terms of employment, from selling, hypothecating or otherwise transferring more than 20% of any Ordinary Shares that may be transferred to them by Spring Fortune from shares it received or receives as a result of the acquisition. If an executive’s employment is terminated for any reason prior to the expiration of the employment term, or if the executive breaches the confidentiality and non-competition and non-solicitation provisions of his employment agreement, the executive is obligated to transfer and assign to the Company all securities then held by him and all rights to receive securities in the future, which securities will be canceled.

Total compensation charged to operations during the six months ended June 30, 2012 and 2011 related to these employment contracts were $475,774 and $387,600, respectively; and during the three month periods ended June 30, 2012 and 2011 were $237,887 and $175,800, respectively.

Office Lease

The Company has office leases in Hong Kong and Macau for executive offices which expire in September and April, 2013 respectively.  Minimum future lease payments are $30,199 and $34,028, for the years ended December 31, 2012 and 2013, respectively. Rent expense was $36,883 and $6,934 for the six months ended June 30, 2012 and 2011, respectively.

Certain Risks and Uncertainties

The Group’s operations are dependent on the annual renewal of the gaming licenses by the Macau SAR to the Promoter Companies.  The tenure of the Promoter Companies acting as gaming promoters for the Casinos is subject to the Gaming Representative / Gaming Promoter Arrangements.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group receives a significant amount of their revenue from gaming patrons within the Asia-Pacific Region. If economic conditions in these areas were to decline materially or additional casino licenses to new Casino Operators were awarded in these locations, the Group’s consolidated results of operations could be materially affected.

Segment and Geographic Information	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 12 — Segment and Geographic Information

During six months ended June 30, 2012 and 2011, all of the Group’s principal operating and developmental activities occurred in Macau. Management reviews the results of operations for its key operating segment in Macau.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 — Subsequent Events

On August 6, 2012, the Company entered into a non-binding memorandum of understanding (“MOU”), whereby it will acquire the right to 100% of the profit interest of Bao Li Gaming Promotion Limited (“BLGP”), a Macau-based VIP room gaming promoter that currently operates one room with five tables at City of Dreams Macau. The total consideration for BLGP is expected to be approximately US$15 million for 100% of BLGP’s profit interest. Additionally, if BLGP’s Rolling Chip Turnover is at least US$2.5 billion (“Earnout Threshold”) in each of the three years ending December 31, 2013, 2014 and 2015, its shareholders would receive US$13 million and 625,000 ordinary shares of AERL each year. BLGP’s stockholders can receive additional incentives of US$130,000 and 6,250 ordinary shares of AERL for each incremental US$25 million in Rolling Chip Turnover above the Earnout Threshold up to a maximum of $13,000,000 and 625,000 ordinary shares. Until December 31, 2015, BLGP’s promoter, Kan Kuong Lou, would provide a personal guarantee for any bad loans associated with BLGP’s operations. Subject to due diligence and customary closing conditions, the Company expects to close the transaction by September 30, 2012.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The consolidated financial statements as of June 30, 2012 and for the three and six month periods ended June 30, 2012 and 2011 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position of the Company as of June 30, 2012 and the results of its operations and cash flows for the three and six month periods ended June 30, 2012 and 2011. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These financial statements and related footnotes should be read in conjunction with the financial statements and footnotes thereto included in the Company’s Form 20-F filed on March 16, 2012 with the Securities and Exchange Commission for the year ended December 31, 2011.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The operations of the Promoter Companies are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of June 30, 2012 and December 31, 2011 and for the three and six month periods ended June 30, 2012 and 2011. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Period, Policy [Policy Text Block]	Fiscal Year End The fiscal year end of the Company is December 31.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming acquisition in these unaudited consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue from VIP gaming room operations is recorded monthly based upon the Promoter Companies’ share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies are calculated and reported by the Casino Operators on a monthly basis, usually within two days of the month end.

In accordance with long standing industry practice in Macau, the Promoter Companies’ operations in Grand Waldo Hotel and Casino, Star World Hotel and Casino and MGM Grand Hotel and Casino had similar win and loss sharing arrangements. Under these arrangements, Sang Heng, Spring and Iao Pou shared in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Promoter Companies. Typically, wins or losses are allocated as 40.25% to 45% of net gaming wins on a pre-gaming tax basis. The Promoter Companies may or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, the Promoter Companies earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming room patrons without charge and is included in gross revenues and then deducted as promotional allowances are incurred.  These revenues are included in revenue from VIP Gaming Operations in the accompanying unaudited consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of rolling chip volumes regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires.  The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of rolling chip turnover.  Management had requested that the MGM Grand Hotel and Casino revise the Iao Pou Agreement to remove the win/loss sharing component and replace it with a commission payable to Iao Pou at a rate of 1.25% of rolling chip turnover.  MGM Grand Hotel and Casino declined the request to allow for fixed commissions.  The Company closed its VIP Room in the MGM Hotel and Casino on June 16, 2011.  The Sang Lung and King’s Gaming arrangements are also based on 1.25% of the rolling chip turnover.  Management believes that this change in the revenue structure will reduce the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses.  The fixed commission revenues will be based only on the amount of rolling chip turnover, rather than the win/loss of the gaming operations.  Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $4,682,430,000 and $4,331,000,000 during the three months ended June 30, 2012 and 2011, respectively; and $10,066,704,000 and $ 8,406,000,000 during the six months ended June 30, 2012 and 2011, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of Rolling Chip Turnover to a revenue sharing model.

Vip Gaming Room Cage and Marker Accounting [Policy Text Block]

VIP Gaming Room Cage and Marker Accounting

As of December 31, 2009 and through the period prior to the reverse merger on February 2, 2010, the Promoter Companies did not extend credit to junket agents.  Previously, the operations of the cage, which is where cash, non-negotiable and cash chips transactions and extension of credit occur, were owned by the individual owners of the Promoter Companies.  Subsequent to the acquisition of AGRL by AERL (see Note 8), the operations and extension of credit by the cage became controlled by the Group through the Promoter Companies and Messrs. Lam and Vong assigned the assets of the cage to AERL and its subsidiaries as a loan (see Note 7).

In the VIP gaming rooms, junket agents primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

The law in Macau permits VIP gaming promoters to extend credit to junket agents, who act as patron representatives.

With the completion of the acquisition of AGRL by AERL, the Group, through the Promoter Companies, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of marker receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of June 30, 2012 and December 31, 2011, markers receivable amounted to $225,122,473 and $240,131,089, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group regularly evaluates the reserve for bad debts based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition, Messrs. Lam and Vong guaranteed all markers receivable. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. In addition, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming existing VIP gaming room and the Company’s existing and future VIP gaming rooms. Therefore, as of June 30, 2012 and December 31, 2011, management believes that a reserve for bad debts is not deemed necessary.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 —	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.
Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, line of credit  payable, accrued expenses, payable-King’s Gaming acquisition, and loan payable to shareholders. The carrying values of these financial instruments, other than long-term loan payable to shareholders and payable-King’s Gaming acquisition, approximate their fair value due to their short maturities.  The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable.  The payable-King’s Gaming acquisition was initially recognized for the fair value of the acquisition contingent consideration and is adjusted to the fair value at each subsequent reporting date (see Note 9).

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Such investments are carried at cost, which approximates their fair value. Cash equivalents are placed with high credit quality financial institutions.

Trade and Other Accounts Receivable and Concentration Risk Credit Risk [Policy Text Block]

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2012 and 2011:

	Three Months	Three Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2012	30, 2011	30, 2012	30, 2011
Numerator:
Net income for basic and diluted earnings per share	$22,037,168	$21,147,521	$37,365,472	$34,033,921
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	42,466,627	38,824,025	42,472,046	36,730,655
Effect of dilutive securities:
- Weighted average Unit Purchase Option	456	329,195	108,187	520,120
Denominator for diluted earnings per share	42,467,083	39,153,220	42,580,233	37,250,775

Basic earnings per share	$0.52	$0.54	$0.88	$0.93
Diluted earnings per share	$0.52	$0.54	$0.88	$0.91

The Company agreed that a portion of the Directors fees be paid in Ordinary Shares which had not been issued pending shareholder approval of its Incentive Plan. The shares are to be issued in January of each year.  A total of 50,400 shares were issued on April 24, 2012 to satisfy this liability and have been included in the basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2012 and 2011. A liability of approximately $100,000 and $346,000 is included in accrued expenses at June 30, 2012 and December 31, 2011, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires in 2013.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective intangible assets:

Bad Debt Guarantee	5.5 years	Based upon six months after the expiration of the employment agreement

Non-Compete agreement	12.2 years	Based upon the termination date of the casino's license

Profit interest agreement	12.2 years	Based upon the termination date of the casino's license

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]

Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is estimated based on the revenues and earnings multiples of a group of comparable public companies and from recent transactions involving comparable companies. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs, Policy [Policy Text Block]

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the three months ended June 30, 2012 and 2011, the Group incurred advertising costs of $34,524 and $25,698; and $88,139 and $44,971 for the six months ended June 30, 2012 and 2011, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employee, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.  As of June 30, 2012 and December 31, 2011, the Company has reserved a total of 0 and 50,400 Ordinary Shares for issuance to the Company's directors and key management employees.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 ordinary shares were issued.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The functional and reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”).  AGRL’s and the Promoter Companies' functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2012	June 30, 2011	December 31, 2011
Period end HK$:US$ exchange rate	$7.76	$7.78	$7.78
Average three-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.78

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, was cumulative foreign currency translation adjustment.

Economic and Political Risks [Policy Text Block]

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The calculations of earnings per share are computed as follows for the three and six months ended June30,2012 and 2011:

	Three Months	Three Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2012	30, 2011	30, 2012	30, 2011
Numerator:
Net income for basic and diluted earnings per share	$22,037,168	$21,147,521	$37,365,472	$34,033,921
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	42,466,627	38,824,025	42,472,046	36,730,655
Effect of dilutive securities:
- Weighted average Unit Purchase Option	456	329,195	108,187	520,120
Denominator for diluted earnings per share	42,467,083	39,153,220	42,580,233	37,250,775

Basic earnings per share	$0.52	$0.54	$0.88	$0.93
Diluted earnings per share	$0.52	$0.54	$0.88	$0.91

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]

Foreign Currency Exchange Rates

	June 30, 2012	June 30, 2011	December 31, 2011
Period end HK$:US$ exchange rate	$7.76	$7.78	$7.78
Average three-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.78

Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	June 30,	December 31,
	2012	2011
	(unaudited)
Gaming revenues receivable	$1,513,947	$1,240,142

Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible assets as of June30,2012and December31,2011consist of the following:

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	June 30,
	2012	Additions	Expense	Charge	Translation	2012
Amortized intangible assets:						(unaudited)

Bad Debt Guarantee	$366,689	$-	$(42,520)	$-	$1,301	$325,470
Non-Compete Agreement	715,419	-	(32,672)	-	2,212	684,958
Profit Interest Agreement	53,901,829	-	(2,461,643)	-	166,654	51,606,840

Total amortized intangible assets	$54,983,937	$-	$(2,536,835)	$-	$170,167	$52,617,269

Unamortized intangible assets:

Goodwill	$14,992,009	$-	$-	$-	$46,773	$15,038,782

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2012 (6 months)	$2,689,607
2013	5,056,275
2014	5,056,275
2015	5,056,275
2016	4,999,776
Thereafter	29,759,061
$52,617,269

Lines of Credit Payable (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]

Lines of Credit Payable consisted of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Due to Casino Operators (A)	$40,355,721	$35,989,109
Due to Others (B)	-	10,281,454
	$40,355,721	$46,270,563

Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued Expenses consist of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Commission payable-Junket Agents	$10,621,081	$14,545,733
Management fee payable-related party (Note 11)	464,109	462,665
Management and Directors' compensation	258,637	720,131
Others	375,305	428,910

	$11,719,132	$16,157,439

Acquisition of King's Gaming Promotion Limited (Tables) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Business Combinations [Abstract]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
Year	For Earnout/Incentive Shares	Earnout/Incentive Shares	Additional Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
Year	For Earnout/Incentive Shares	Earnout/Incentive Shares	Additional Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

Schedule of Purchase Price Allocation [Table Text Block]
Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

the fair values of the acquired assets as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

Schedule Of Business Acquisitions Change In Fair Value Of Contingent Consideration	$ 0	$ 0
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2012*	$11,116,885
2013	11,201,961
2014	583,872
2015	630,511
2016	625,023
Thereafter	2,547,944
$26,706,196

*-Includes $9,000,000 cash consideration to be paid subsequent to the completion of the December 31, 2012 audit, in 2013 and considered current as of June 30, 2012.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2012*	$11,116,885
2013	11,201,961
2014	583,872
2015	630,511
2016	625,023
Thereafter	2,547,944
$26,706,196

*-Includes $9,000,000 cash consideration to be paid subsequent to the completion of the December 31, 2012 audit, in 2013 and considered current as of June 30, 2012.

Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1.5 years
Granted	-
Redeemed	-
Exercised	-
Outstanding June 30, 2012 (unaudited)	1,440,000	1,440,000	$5.64	1.0 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]	Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:
2012	$951,548
2013	534,207
2014	496,594
2015	164,762
Total	$2,147,411

Organization and Business of Companies (Detail Textuals) (USD $)	1 Months Ended
	Aug. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Nov. 10, 2010
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Acquire Right Percentage Of Profits				100.00%
Maximum Commission Percentage	1.25%
Agreement Renewal Period	one year

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income for basic and diluted earnings per share	$ 22,037,168	$ 21,147,521	$ 37,365,472	$ 34,033,921
Denominator:
Weighted-average Ordinary Shares outstanding during the period	42,466,627	38,824,025	42,472,046	36,730,655
Effect of dilutive securities:
Weighted average Unit Purchase Option	456	329,195	108,187	520,120
Denominator for diluted earnings per share	42,467,083	39,153,220	42,580,233	37,250,775
Basic earnings per share	$ 0.52	$ 0.54	$ 0.88	$ 0.93
Diluted earnings per share	$ 0.52	$ 0.54	$ 0.88	$ 0.91

Summary of Significant Accounting Policies (Details 1)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Foreign currency exchange rate	0
Average Three Months Ended [Member]
Foreign currency exchange rate	7.76	0	7.78
Period Ended [Member]
Foreign currency exchange rate	7.76	7.78	7.78
Average Six Months Ended [Member]
Foreign currency exchange rate	7.76	0	7.78
Average Annual [Member]
Foreign currency exchange rate	0	7.78	0

Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended				1 Months Ended				6 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Apr. 24, 2012	Dec. 31, 2011	Jul. 31, 2009 Gaming Promoters [Member]	Oct. 31, 2009 Sang Heng [Member]	Oct. 31, 2009 Iao Pou [Member]	Oct. 31, 2009 Sang Lung and King'S [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]
Gain Loss Percentage Of Net Gaming														40.25%	45.00%
Revenues Earned Based On Percentage Of Non Negotiable Chips						0.05%
Commission Payment Percentage Of Rolling Chip Turnover			1.25%							1.25%	1.25%	1.25%	1.25%
Total Rolling Chip Turn Over				$ 4,682,430,000	$ 4,331,000,000	$ 10,066,704,000	$ 8,406,000,000
Change Of Revenue Recognition Model	On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of Rolling Chip Turnover to a revenue sharing model
Markers Receivable				225,122,473		225,122,473			240,131,089
Stock Issued During Period, Shares, Issued for Noncash Consideration		50,400
Directors Share Based Compensation Value				100,000		100,000			346,000
Dilutive Potential Ordinary Shares						1,440,000
Advertising Expense				34,524	25,698	88,139	44,971
Directors Compensation Value Payable In Ordinary Shares							$ 20,000
Ordinary Shares Issuable To Directors and Key Management Employees				0		0		50,400

Accounts Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Gaming revenues receivable	$ 1,513,947	$ 1,240,142

Accounts Receivable (Detail Textuals)	Jun. 30, 2012	Dec. 31, 2011
Casino 1 [Member]
Accounts Receivable Percentage Of Total Receivables	57.00%	76.00%
Casino 2 [Member]
Accounts Receivable Percentage Of Total Receivables	24.00%	20.00%
Casino 3 [Member]
Accounts Receivable Percentage Of Total Receivables	19.00%	3.00%

Intangible Assets (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 02, 2012	Dec. 31, 2011
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	$ 52,617,269		$ 52,617,269		$ 54,983,937	$ 54,983,937
Impairment of Intangible Assets, Finite-lived			0
Unamortized intangible assets:
Goodwill	15,038,782		15,038,782		14,992,009	14,992,009
Amortized intangible assets:
- Amortization of Intangible Assets	1,268,319	1,265,657	2,536,835	2,529,726
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			170,167
Unamortized intangible assets:
Goodwill, Translation Adjustments			46,773
Amortized intangible assets:
Additions To Intangible Assets Amount			0
Unamortized intangible assets:
Additions To Goodwill Amount			0
Unamortized intangible assets:
Goodwill, Impairment Loss			0
Bad Debt Guarantee [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	325,470		325,470		366,689
Impairment of Intangible Assets, Finite-lived			0
Amortized intangible assets:
- Amortization of Intangible Assets			(42,520)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			1,301
Amortized intangible assets:
Additions To Intangible Assets Amount			0
Non Compete Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	684,958		684,958		715,419
Impairment of Intangible Assets, Finite-lived			0
Amortized intangible assets:
- Amortization of Intangible Assets			(32,672)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			2,212
Amortized intangible assets:
Additions To Intangible Assets Amount			0
Profit Interest Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill	51,606,840		51,606,840		53,901,829
Impairment of Intangible Assets, Finite-lived			0
Amortized intangible assets:
- Amortization of Intangible Assets			(2,461,643)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments			166,654
Amortized intangible assets:
Additions To Intangible Assets Amount			$ 0

Intangible Assets (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 02, 2012	Dec. 31, 2011
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	$ 52,617,269		$ 52,617,269		$ 54,983,937	$ 54,983,937
- Amortization of Intangible Assets	1,268,319	1,265,657	2,536,835	2,529,726
2012 (6 months) [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	2,689,607		2,689,607
2013 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	5,056,275		5,056,275
2014 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	5,056,275		5,056,275
2015 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	5,056,275		5,056,275
2016 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	4,999,776		4,999,776
Thereafter [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	$ 29,759,061		$ 29,759,061

Intangible Assets (Detail Textuals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
- Amortization of Intangible Assets	$ 1,268,319	$ 1,265,657	$ 2,536,835	$ 2,529,726

Lines of Credit Payable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Lines of Credit Payable	$ 40,355,721	$ 46,270,563
Due To Casino Operators [Member]
Lines of Credit Payable	40,355,721	35,989,109
Due To Others [Member]
Lines of Credit Payable	$ 0	$ 10,281,454

Lines of Credit Payable (Detail Textual) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 55,400,000	$ 55,263,000

Accrued Expenses (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Management and Directors' compensation	$ 258,637	$ 720,131
Others	375,305	428,910
Accrued Expenses	11,719,132	16,157,439
Related Party [Member]
Management fee payable-related party (Note 11)	464,109	462,665
Junket Agents [Member]
Commission payable-Junket Agents	$ 10,621,081	$ 14,545,733

Loans Payable, Shareholders (Details Textual) (USD $)	1 Months Ended	6 Months Ended				12 Months Ended
	Apr. 30, 2011	Jun. 30, 2012	Apr. 18, 2011	Mar. 31, 2010	Feb. 02, 2010	Dec. 31, 2010 Messrs.Lam and Vong [Member]	Jun. 30, 2012 Messrs.Lam and Vong [Member]	Dec. 31, 2011 Messrs.Lam and Vong [Member]	Apr. 18, 2011 Messrs.Lam and Vong [Member]
Agreement Initiation Date						Feb 2, 2010
Loans Payable			$ 60,000,000	$ 45,000,000	$ 19,300,000				$ 30,000,000
Funding Advance Amount							64,561,746	62,641,619
Debt Instrument, Maturity Date	Apr 18, 2014
Convertible Debt Value Per Share		20
Convertible Debt		$ 3,000,000
Common Stock Closing Prices Description		Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares

Acquisition of AGRL (Details Textual) (USD $)	1 Months Ended	3 Months Ended			24 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Business Acquisition, Date of Acquisition Agreement				Oct 6, 2009
Incentive Fee, Amount Paid								$ 58,000,000	$ 49,500,000	$ 82,500,000	$ 75,000,000	$ 78,000,000	$ 65,000,000	$ 94,000,000	$ 78,000,000
Incentive Shares Received		2,573,000											78,000,000
Common Stock Incentive Shares Received					530,000
Performance Fees			65,000,000
Common Stock Performance Shares Received			2,573,000
Additional Paid-in Capital			52,581,098			73,837,277	1,626
Retained Earnings			$ 106,308,297			$ 118,168,630	$ 1,626
Ordinary shares issued in acquisition (in shares)	4,210,000

Acquisition of King's Gaming Promotion Limited (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 First Year [Member]	Dec. 31, 2011 First Year [Member]	Jun. 30, 2012 Second Year [Member]	Jun. 30, 2012 Third Year [Member]	Jun. 30, 2012 Fourth Year [Member]	Jun. 30, 2012 Fifth Year [Member]	Jun. 30, 2012 Sixth Year [Member]	Jun. 30, 2012 Seventh Year [Member]	Jun. 30, 2012 Eighth Year [Member]	Jun. 30, 2012 Ninth Year [Member]	Jun. 30, 2012 Tenth Year [Member]
Incentive Fee, Amount Paid		$ 6,150,000	$ 6,150,000	$ 7,380,000	$ 8,860,000	$ 9,740,000	$ 10,720,000	$ 11,790,000	$ 12,970,000	$ 14,260,000	$ 15,690,000	$ 17,260,000
Incentive Shares Issued	500,000	500,000	500,000	500,000	500,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000
Additional Incentive Shares Issued	20,000	0		0	0	0	0	0	0	0	0	0

Acquisition of King's Gaming Promotion Limited (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Goodwill Amount		$ 15,008,424
Business Acquisition Estimated Purchase Price	75,973,890	75,973,890
Gaming License Deposit [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		12,446
Bad Debt Guarantee [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		466,116
Non Compete Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		792,304
Profit Interest Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		$ 59,694,600

Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Contingent Consideration as of December 31, 2011	$ 11,116,885	$ 12,057,600		$ 50,857,564
Cash Consideration Paid	(9,000,000)		9,000,000
Ordinary Shares Issued	(3,057,600)
Change in Fair Value of Contingent Consideration	(5,894,431)
Foreign Currency Translation Adjustment	107,642
Contingent Consideration Payable as of June 30, 2012	$ 11,116,885	$ 12,057,600		$ 50,857,564

Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Profit Interest Purchase Agreement Initiation Date				Nov 10, 2010
Acquire Right Percentage Of Profit Interest				100.00%
Cash Consideration Paid	$ (9,000,000)	$ 9,000,000		$ (9,000,000)	$ 9,000,000
Ordinary Shares Issued	(3,057,600)			(3,057,600)
Business Acquisition Working Capital	27,000,000			27,000,000
Business Acquisition Installment Payment			9,000,000
Business Acquisition Minimum Gross Profit Requirement			6,150,000
Business Acquisition Installment Payment Description			(9,000,000)
Gross Profit			1,000,000
Incentive Shares Issued			500,000
Additional Incentive Shares Issued			20,000
Additional Gross Profit Target			2,000,000
Business Acquisition Estimated Purchase Price	75,973,890			75,973,890			75,973,890
Business Acquisition Common Stock Shares Issued	1,500,000			1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share	$ 10.74			$ 10.74
Business Acquisition Common Stock Value	16,110,000			16,110,000
Payable - King's Gaming Acquisition, current portion	11,116,885			11,116,885		12,057,600	50,857,564
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration	7,705,352	5,142,653		5,894,431	2,770,683
Maximum [Member]
Cash Consideration Paid	36,000,000			36,000,000
Minimum [Member]
Cash Consideration Paid	$ 9,000,000			$ 9,000,000

Shareholders' Equity (Details) (Warrant [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Warrant [Member]
Outstanding December 31, 2011	1,440,000	[1]
Granted	0	[1]
Redeemed	0	[1]
Exercised	0	[1]
Outstanding June 30, 2012 (unaudited)	1,440,000	[1]	1,440,000 [1]
Outstanding December 31, 2011	1,440,000
Outstanding June 30, 2012 (unaudited)	1,440,000		1,440,000
Outstanding December 31, 2011	$ 5.64
Outstanding June 30, 2012 (unaudited)	$ 5.64		$ 5.64
Average Remaining Contractual Life-Outstanding	1 year		1 year 6 months

[1]	(A) Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended							6 Months Ended
	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Aug. 31, 2012	Dec. 31, 2011	Oct. 28, 2010	Apr. 24, 2012 Director and Key Management Compensation 2011 [Member]	Apr. 24, 2012 Director and Key Management Compensation 2010 [Member]	Jun. 30, 2012 Audit Committee Chairman [Member]	Jun. 30, 2012 Audit Committee Other [Member]	Jun. 30, 2012 Compensation and Nominating Committee Chairman [Member]	Jun. 30, 2012 Compensation and Nominating Committee [Member]	Jun. 30, 2012 Director [Member]
Common Stock, Shares Authorized		200,000,000		200,000,000			200,000,000
Common Stock, Par value (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		42,451,164		42,451,164			38,804,064
Stock Issued During Period Shares New Issues One					12,050,000
Stock Issued During Period Shares New Issues Two					4,210,000
Common Stock, Shares, Issued		42,451,164		42,451,164			38,804,064		31,604	18,796
Directors Compensation In Cash				$ 30,000
Directors Compensation In Common Stock Shares				20,000
Additional Annual Cash Compensation											10,000	5,000	5,000	3,000
Directors Compensation In Cash For Atleast Hour															1,000
Directors Compensation In Cash For Less Than Hour															500
Director Fees Charged To Operations		124,251	127,000	248,497	254,000
Unit Purchase Option Issued To Earlybird Capital				100
Unit Purchase Option Issued To Purchase Shares				480,000
Unit Purchase Option Issued Exercise Price Per Unit				$ 6.6
Temporary Equity, Redemption Price Per Share								$ 0.01
Warrants Issued Not Exercised				4,046,439
Warrants Redemption Price				40,464
Repurchase Of Common Stock Shares				26,300
Payments for Repurchase of Common Stock				124,207
Cash Dividend Description				During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company's financial results for the six months ending June 30, and, for each year after the release of the Company's annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company's non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in our dividend taking place after the release of the Company's 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.
Dividend Record Date Description				The record date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 10 days after the record date.
Investment Income, Dividend	$ 3,880,406			$ 7,529,000
Preferred Stock, Shares Authorized		1,150,000		1,150,000			1,150,000

Commitments and Contingencies (Details) (USD $)	6 Months Ended
Jun. 30, 2012
2012	$ 951,548
2013	534,207
2014	496,594
2015	164,762
Total	$ 2,147,411

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			6 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	May 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Hong Kong [Member]	Jun. 30, 2012 Macau [Member]	Mar. 31, 2011 Sang Heng [Member]	Dec. 31, 2011 Sang Heng [Member]	Mar. 31, 2011 Iao Pou [Member]	Dec. 31, 2011 Iao Pou [Member]	Mar. 31, 2011 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]
Payment To Related Party Management Company										$ 155,000		$ 155,000		$ 77,500
Payment To Related Party Management Company Revised									180,000		103,000		103,000
Payment To Related Party Additional Management Agreement	180,000
Related Party Transaction, Expenses from Transactions with Related Party		1,391,466	1,375,547	2,783,147	2,531,220
Related Party Transaction, Due from (to) Related Party		464,109		464,109		462,665
Employment Contracts Total Compensation Charged To Operations		237,887	175,800	475,774	387,600
Lease Expiration Date							Sep 30, 2013	Apr 30, 2013
Capital Leases, Future Minimum Payments Due, Next Twelve Months		30,199		30,199
Capital Leases, Future Minimum Payments Due in Two Years		34,028		34,028
Operating Leases, Rent Expense				$ 36,883	$ 6,934

Subsequent Events (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2012	Aug. 06, 2012
Percentage Of Profit Interest Acquired		100.00%
Consideration For Profit Interest Acquired		$ 15,000,000
Percentage Of Blgp Profit Interest		100.00%
Description Of Stock Holders Earnings Based On Rolling Chip Turnover	Additionally, if BLGP's Rolling Chip Turnover is at least US$2.5 billion (Earnout Threshold) in each of the three years ending December 31, 2013, 2014 and 2015, its shareholders would receive US$13 million and 625,000 ordinary shares of AERL each year.
Description Of Additional and Maximum Stock Holders Earnings Based On Rolling Chip Turnover	$ 0